Quarterly Holdings Report
for

Fidelity Freedom® Blend 2055 Fund

June 30, 2021

FBF-Y55-QTLY-0821
1.9892481.102

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	2,677,742	$51,573,315
Fidelity Series Commodity Strategy Fund (a)	2,377,998	13,245,449
Fidelity Series Large Cap Growth Index Fund (a)	1,869,454	32,883,702
Fidelity Series Large Cap Stock Fund (a)	1,838,532	36,402,935
Fidelity Series Large Cap Value Index Fund (a)	4,493,000	69,416,851
Fidelity Series Small Cap Opportunities Fund (a)	951,905	17,343,706
Fidelity Series Value Discovery Fund (a)	1,528,140	25,703,311
TOTAL DOMESTIC EQUITY FUNDS
(Cost $191,254,912)		246,569,269

International Equity Funds - 40.6%
Fidelity Series Canada Fund (a)	886,815	12,433,146
Fidelity Series Emerging Markets Fund (a)	582,681	7,108,710
Fidelity Series Emerging Markets Opportunities Fund (a)	2,378,206	63,878,609
Fidelity Series International Growth Fund (a)	1,483,025	29,007,979
Fidelity Series International Index Fund (a)	987,279	12,143,535
Fidelity Series International Small Cap Fund (a)	456,466	10,165,507
Fidelity Series International Value Fund (a)	2,587,012	28,896,921
Fidelity Series Overseas Fund (a)	2,124,327	28,954,573
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $152,585,963)		192,588,980

Bond Funds - 6.9%
Fidelity Series Corporate Bond Fund (a)	4,681	52,190
Fidelity Series Emerging Markets Debt Fund (a)	280,537	2,614,605
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	83,248	863,281
Fidelity Series Floating Rate High Income Fund (a)	56,703	524,506
Fidelity Series Government Bond Index Fund (a)	6,130	65,098
Fidelity Series High Income Fund (a)	314,055	3,011,785
Fidelity Series Inflation-Protected Bond Index Fund (a)	867,620	9,526,473
Fidelity Series Investment Grade Bond Fund (a)	6,108	71,582
Fidelity Series Investment Grade Securitized Fund (a)	4,775	49,425
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,716,028	14,363,155
Fidelity Series Real Estate Income Fund (a)	156,300	1,816,208
TOTAL BOND FUNDS
(Cost $32,868,179)		32,958,308

Short-Term Funds - 0.6%
Fidelity Series Government Money Market Fund 0.08% (a)(b)	696,559	696,559
Fidelity Series Short-Term Credit Fund (a)	44,143	448,497
Fidelity Series Treasury Bill Index Fund (a)	147,181	1,471,805
TOTAL SHORT-TERM FUNDS
(Cost $2,611,904)		2,616,861
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $379,320,958)		474,733,418
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,721
NET ASSETS - 100%		$474,735,139

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$--	$100,214	$100,214	$--	$--	$--	0.0%
Total	$--	$100,214	$100,214	$--	$--	$--

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$43,079,529	$7,600,673	$4,071,108	$--	$138,694	$4,825,527	$51,573,315
Fidelity Series Canada Fund	9,474,093	2,071,136	76,832	--	160	964,589	12,433,146
Fidelity Series Commodity Strategy Fund	10,869,923	1,646,655	789,749	--	86,989	1,431,631	13,245,449
Fidelity Series Corporate Bond Fund	42,911	8,129	163	308	1	1,312	52,190
Fidelity Series Emerging Markets Debt Fund	2,142,296	429,460	16,538	26,271	(58)	59,445	2,614,605
Fidelity Series Emerging Markets Debt Local Currency Fund	716,032	128,431	6,409	--	(74)	25,301	863,281
Fidelity Series Emerging Markets Fund	6,229,493	1,106,658	513,968	--	(5,774)	292,301	7,108,710
Fidelity Series Emerging Markets Opportunities Fund	56,003,704	9,881,995	4,739,429	--	(72,151)	2,804,490	63,878,609
Fidelity Series Floating Rate High Income Fund	431,579	91,730	1,788	4,776	5	2,980	524,506
Fidelity Series Government Bond Index Fund	52,700	11,737	163	151	(2)	826	65,098
Fidelity Series Government Money Market Fund 0.08%	1,014,869	144,994	463,304	144	--	--	696,559
Fidelity Series High Income Fund	2,485,978	490,625	27,799	33,377	327	62,654	3,011,785
Fidelity Series Inflation-Protected Bond Index Fund	7,824,193	1,550,761	32,501	--	(18)	184,038	9,526,473
Fidelity Series International Growth Fund	23,342,808	4,554,398	1,069,020	--	44,124	2,135,669	29,007,979
Fidelity Series International Index Fund	9,727,759	2,035,943	134,897	--	7,505	507,225	12,143,535
Fidelity Series International Small Cap Fund	8,345,784	1,381,029	190,806	--	(947)	630,447	10,165,507
Fidelity Series International Value Fund	23,289,627	5,363,199	378,243	--	(1,101)	623,439	28,896,921
Fidelity Series Investment Grade Bond Fund	58,973	13,131	1,594	335	(40)	1,112	71,582
Fidelity Series Investment Grade Securitized Fund	41,147	8,241	163	22	(2)	202	49,425
Fidelity Series Large Cap Growth Index Fund	27,195,548	4,663,149	2,307,220	136,961	71,418	3,260,807	32,883,702
Fidelity Series Large Cap Stock Fund	29,707,678	5,296,533	820,606	--	4,352	2,214,978	36,402,935
Fidelity Series Large Cap Value Index Fund	56,748,156	10,298,081	590,909	--	592	2,960,931	69,416,851
Fidelity Series Long-Term Treasury Bond Index Fund	10,717,545	3,184,483	300,083	73,748	(38,806)	800,016	14,363,155
Fidelity Series Overseas Fund	23,338,543	4,717,022	1,030,033	--	20,208	1,908,833	28,954,573
Fidelity Series Real Estate Income Fund	1,489,282	257,675	13,364	2,482	583	82,032	1,816,208
Fidelity Series Short-Term Credit Fund	500,716	100,778	152,632	1,790	(391)	26	448,497
Fidelity Series Small Cap Opportunities Fund	14,347,497	2,933,447	338,527	--	3,773	397,516	17,343,706
Fidelity Series Treasury Bill Index Fund	1,612,557	340,947	481,699	256	(408)	408	1,471,805
Fidelity Series Value Discovery Fund	20,968,043	4,275,585	725,752	--	4,683	1,180,752	25,703,311
	$391,798,963	$74,586,625	$19,275,299	$280,621	$263,642	$27,359,487	$474,733,418

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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